N-6	Mar. 08, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource of New York Account 8
Entity Central Index Key	0000817132
Entity Investment Company Type	N-6
Document Period End Date	Mar. 08, 2024
Amendment Flag	false
RVS VUL 6 NY
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product Prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the Prospectus remain in effect and unchanged.The Board of Directors of the American Century Variable Portfolios, Inc. (“ACVP”) approved a proposal to reorganize certain ACVP portfolios (the “Acquired Funds”) into a newly organized series (the “Acquiring Funds”) of Lincoln Variable Insurance Portfolios (“LVIP”) that are substantially similar to the Acquired Funds (the “Reorganizations”). Each Reorganization is subject to the approval of shareholders of the respective Fund. A special meeting of shareholders of the Funds will be held on April 4, 2024. If approved by shareholders, the Reorganizations are expected to take place on or about the close of business on April 26, 2024 (the “Closing Date”). The list of Acquired Funds and corresponding Acquiring Funds is shown in the table below:
ACVP - Acquired Funds	LVIPT– Acquiring Funds
American Century VP Balanced Fund	LVIP American Century Balanced Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund
Class I	Standard Class II
Class II	Service Class
American Century VP International Fund	LVIP American Century International Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Ultra Fund	LVIP American Century Ultra Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Value Fund	LVIP American Century Value Fund
Class I	Standard Class II
Class II	Service Class
After Reorganization into the Acquiring Funds on April 26, 2024, the LVIP American Century funds will be closed to new investors.Shareholders of each Acquired Fund will vote separately on each Reorganization, and a Reorganization will only occur if approved. On the Closing Date, after the close of business, your Contract Value in the Sub-Account invested in each Acquired Fund at the time of the Reorganization will become invested in the Sub-Account that invests in the corresponding class of an Acquiring Fund, and the Acquired Funds will liquidate, cease operations, and will no longer be available for investment.As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Acquired Funds as Investment Options under the Contract. As of the Closing Date, the Acquiring Funds will be added as Investment Options under your Contract.